Provisions - Summary of Changes in Provisions (Detail) $ in Millions	12 Months Ended
Jan. 31, 2026 CAD ($)
Disclosure of Provisions [line items]
Balance as at January 31, 2025	$ 944.4
Expensed during the period	1,268.4
Paid during the period	(1,349.9)
Reversed during the period	(7.4)
Effect of foreign currency exchange rate changes	(26.2)
Unwinding of discount and effect of changes in discounting estimates	(1.3)
Liabilities associated with assets held for sale	30.1
Balance as at January 31, 2026	858.1
Product related provisions [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2025	881.8
Expensed during the period	1,225.9
Paid during the period	(1,285.9)
Reversed during the period	(3.9)
Effect of foreign currency exchange rate changes	(26.5)
Unwinding of discount and effect of changes in discounting estimates	(1.3)
Liabilities associated with assets held for sale	20.1
Balance as at January 31, 2026	810.2
Restructuring provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2025	20.1
Expensed during the period	2.9
Paid during the period	(22.3)
Reversed during the period	(3.4)
Effect of foreign currency exchange rate changes	0.2
Unwinding of discount and effect of changes in discounting estimates	0.0
Liabilities associated with assets held for sale	9.5
Balance as at January 31, 2026	7.0
Other Provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2025	42.5
Expensed during the period	39.6
Paid during the period	(41.7)
Reversed during the period	(0.1)
Effect of foreign currency exchange rate changes	0.1
Unwinding of discount and effect of changes in discounting estimates	0.0
Liabilities associated with assets held for sale	0.5
Balance as at January 31, 2026	$ 40.9